Use of Estimates, Judgments and Assumptions	6 Months Ended
Jun. 30, 2019
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Use of Estimates, Judgments and Assumptions

4. Use of Estimates, Judgments and Assumptions

In the application of the Company’s accounting policies, management is required to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities, income and expenses that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized prospectively.

The following are the critical judgments and assumptions that management has made in the process of applying the Company’s accounting policies and that have the most significant effect on the amounts recognized in the interim consolidated financial statements.

Equity settled share-based payments

Share options granted to employees, consultants and directors are measured at the grant date fair value of the equity instruments granted. The grant date fair value is determined through the use of an option-pricing model considering the following variables:

(a)	the exercise price of the option;

(b)	the expected life of the option;

(c)	the current value of the underlying shares;

(d)	the expected volatility of the share price;

(e)	the dividends expected on the shares;

(f)	the risk-free interest rate for the life of the option; and

(g)	the expected share option forfeitures.

The estimated fair value of each share option granted is determined utilizing the Hull & White option pricing model, which considers the terms and conditions attached to the grants made and is reflective of expected exercise behavior. Because the Company’s shares have been publicly traded for a relatively short amount of time, the expected volatility is set by also giving weight to the historic share price volatility of a set of peer companies. As a proxy for the risk-free rate, the continuous yield on U.S. Treasury Bills with a term to maturity comparable to the expected life of the options, as published by the U.S. Department of Treasury, is applied.

The result of the share option valuations and the related compensation expense that is recognized for the respective vesting periods during which services are received are dependent on the model and input parameters used. Even though management considers the fair values reasonable and defensible based on the methodologies applied and the information available, others might derive a different fair value for the Company’s share options. These assumptions and estimates are further discussed in Note 10 to the interim financial statements.

Capitalization of development costs

The criteria for capitalization of development costs have been considered by management and determined not to have been met through June 30, 2019. Therefore, all development expenditures relating to internally generated intangible assets during the six months ended June 30, 2019 were expensed as incurred.

Income taxes

As of June 30, 2019, deferred tax assets have not been recognized in respect of tax losses and deductible temporary differences. In November 2018, the Dutch tax authorities confirmed that the $120.0 million upfront license fee received from Incyte Corporation (“Incyte”) can be fully recognized in 2017 for Dutch corporate income tax purposes, which resulted in a significant reduction of the Company’s tax loss carry-forwards. The treatment of upfront license fees received is consistently applied by the Company for Dutch corporate income tax purposes. There will be no impact on the Company’s consolidated statements of financial position or consolidated statement of profit or loss and comprehensive loss as no deferred tax asset was recognized. Therefore, at the balance sheet date, there is no convincing evidence that sufficient taxable profit will be available against which the tax losses and deductible temporary differences can be utilized.

Merus US, Inc., which is incorporated in the U.S. in the State of Delaware, is subject to statutory U.S. Federal corporate income taxes and state income taxes for Massachusetts. Current year income tax expense was attributable entirely to Merus US, Inc., which provides general management services and strategic advisory services to the Company. Corporate income tax expenses were €0.1 million for the three and six months ended June 30, 2019, as compared to €0.1 million for the three and six months ended June 30, 2018.

Revenue recognition

Pursuant to the Company’s research, collaboration and license agreements with ONO, Incyte, Jiangsu Simcere Pharmaceutical Co. Ltd. (“Simcere”) and Betta Pharmaceuticals Co. Ltd. (“Betta”), the Company has received upfront nonrefundable payments and milestone payments for certain rights granted under the respective agreements. The applicable period over which to recognize these upfront or milestone payments requires significant judgment and was impacted by the adoption of IFRS 15 (See Note 8).

Accrual of R&D expenses

R&D expenses represent costs that primarily include: (i) payroll and related costs (including share-based payment expenses) associated with R&D personnel; (ii) costs related to clinical trials and preclinical testing of the Company’s technologies under development; (iii) costs to develop product candidates, including raw materials and supplies, product testing, depreciation, and facility related expenses; (iv) expenses for research services provided by universities and contract laboratories; and (v) other R&D expenses. R&D expenses are recognized in the consolidated statement of profit or loss and comprehensive loss as incurred and have no alternative future uses.

As part of the process of preparing its consolidated financial statements, the Company is required to estimate certain of its R&D expenses, including estimates of third-party contract costs relating to preclinical studies and clinical trial activities and related contract manufacturing expenses. This process involves reviewing open contracts and purchase orders, communicating with R&D personnel to identify services that have been performed for the Company and estimating the level of service performed and the associated cost incurred for the service when the Company has not yet been invoiced or otherwise notified of the actual cost.

The majority of the Company’s service providers invoice monthly in arrears for services performed or when contractual milestones are met. The Company makes estimates of its R&D expenses as of each reporting date in its consolidated financial statements based on facts and circumstances known to it at that time. The Company periodically confirms the accuracy of its estimates with the service providers to gauge the reasonableness of its estimates. Differences between actual and estimated expenses recorded have not been material and are adjusted for in the period in which they become known.